Employee Benefit Plans - Pretax Amounts Included in Accumulated OCI (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 4,755	$ 5,328
Prior service cost (credits)	6	11
Amounts recognized in accumulated OCI	4,761	5,339
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	3,920	4,061
Prior service cost (credits)	0	0
Amounts recognized in accumulated OCI	3,920	4,061
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	137	355
Prior service cost (credits)	(10)	(9)
Amounts recognized in accumulated OCI	127	346
Nonqualified and Other Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	848	968
Prior service cost (credits)	0	0
Amounts recognized in accumulated OCI	848	968
Postretirement Health and Life Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(150)	(56)
Prior service cost (credits)	16	20
Amounts recognized in accumulated OCI	$ (134)	$ (36)